Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000.00
Previously Paid Amount	0.00
Total Fee Amount	27.62
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 27.62
Narrative - Max Aggregate Offering Price	$ 200,000.00
Final Prospectus	true